Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events

On January 12, 2011, JMJ Financial (“JMJ”), a private investor, issued and delivered to the Company a $1,000,000 “Secured & Collateralized Promissory Note,” (the “JMJ Note”). The JMJ Note bears interest in the form of a one-time interest charge of 10.5%, and interest is payable with the JMJ Note’s principal balance on its maturity date of January 12, 2014. The JMJ Note is secured by JMJ assets in the form of a money market fund or similar equivalent having a value of at least $1,000,000. Concurrently, the Company issued a $1,050,000 “Convertible Promissory Note” (the “2011 Note”) to JMJ. The 2011 Note bears interest in the form of a onetime interest charge of 10%, payable with the Note’s principal amount on the maturity date, January 12, 2014. The net difference between the JMJ Note and the 2011 Note, $50,000, represents a discount.

No mandatory principal or interest payments are due on the JMJ Note until its maturity date. However, voluntary prepayments at the option of JMJ are customary and provide the Company with access to liquidity and working capital as amounts are advanced under the JMJ Note. At the option of JMJ, at any time, the 2011 Note principal and interest is convertible only into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 85% of the average of the 5 lowest traded prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion. If no such conversions are made, the principal and interest amount is due and payable in cash on the maturity date.

Under a previous outstanding Convertible Promissory Note having similar terms as described above and issued to JMJ and funded by JMJ in the amount of approximately $1,750,000 (the “Earlier Notes”), the Company was obligated to deliver common shares which could be placed into the Automated System for Deposits and Withdrawals of Securities (known as “DWAC”). At present the DWAC system is not available to Company shareholders for newly issued shares of the Company’s common stock. As a result of this breach, on February 8, 2011, the Company entered into a settlement agreement with JMJ which contained the following term, among others including changing the discount rate to 25%, in which the Company agreed to pay $671,385 to JMJ, both as liquidated damages to JMJ, and in consideration for an additional $1 million in financing, which has been added to the principal amount of the Earlier Note.

In connection with the DWAC system not being available, the company was also in breach of a securities purchase agreement with a third party.  Settlement with this third party was reached on January 19, 2011.  See Note 8.

On January 24, 2011, the Company entered into a Stock Purchase Agreement to acquire up to 51% of the capital stock in VidaPlus, an umbilical cord processing and storage company headquartered in Madrid, Spain.  The Agreement is organized into three tranches; the first executed at closing with an initial investment of 150,000 Euro for an amount equivalent to 7% as follows; 1% of share capital in initial equity and 6% from a loan convertible into equity within 12 months of closing.  The initial investment is secured by a Pledge Agreement on 270 VidaPlus samples that are incurring annual storage fees.  The second tranche provides the opportunity for an additional 28% in share capital through monthly investments based on the number of samples processed in that month (up to a maximum of 550,000 EUR).  Converting the investments from a loan into equity for tranche two will take place every 12 months, and the obligation will have been met in full after 1,000 samples have been processed and stored.  The third tranche follows a similar loan to equity agreement as tranche two but for an additional 16% equity at the option of the Company (up to a maximum of 550,000 EUR).  VidaPlus contracts through Stellacure and their relationship with the German Red Cross for their processing and storage.  The second and third tranches contain conditional components for funding to continue from CBAI including payments to Stellacure by Vida to be current with previously agreed to terms between the parties. The Company believes that further support of a key channel partner to Stellacure provides additional opportunities for expansion throughout Europe.

On February 24, 2011, the Company acquired the following assets; 593 umbilical cord blood samples and all related file documents, four (4) cryogenic storage tanks, and two computers from Reproductive Genetics Institute, Inc. (RGI) for $76,000 in cash.  In March 2011, the assets acquired were relocated to the Company’s Las Vegas laboratory.

On March 10, 2011, Cord Blood America, Inc. (the "Company") entered into a Note and Warrant Purchase Agreement (the "Purchase Agreement") with St. George Investments, LLC, an Illinois limited liability company (the "Investor") whereby the Company issued and sold, and the Investor purchased: (i) Secured Convertible Promissory Notes of the Company in the principal amount of $1,105,500 (the "Company Note") and (ii) a Warrant to purchase common stock of the Company (the "Warrant").  The Investor paid $250,000 in cash as an initial payment to the Company and executed and delivered six separate “Secured Buyer Notes” (the “Buyer Notes”), as consideration in full for the issuance and sale of the Company Note and Warrants.

The principal amount of the Company Note is $1,105,500 ("Maturity Amount") and the Company Note is due 48 months from the issuance date of March 10, 2011.  The Company Note has an interest rate of 6.0%, which would increase to a rate of 12.0% on the happening of certain Trigger Events, including but not limited to: a decline in the 10-day trailing average daily dollar volume of the common shares in the Company’s primary market to less than $30,000.00 of volume per day at any time; the failure by the Company or its transfer agent to deliver Conversion Shares (defined in the Company Note) within 5 days of Company’s receipt of a Conversion Notice (defined in the Company Note).  The total amount funded (in cash and notes) at closing will be $1,000,000, representing the Maturity Amount less an original issue discount of $100,500.00 and the payment of $5,000 to the Investor to cover its fees, with payment consisting of $250,000 advanced at closing and $750,000 in a series of six secured convertible Buyer Notes of $125,000.00 each.  The Buyer Notes are secured by an Irrevocable Standby Letter of Credit (“Letter of Credit”).

The Investor has also received a five year warrant entitling it to purchase 1,399,254 shares of common stock of the Company at an exercise price of $.179. The warrant also contains a net exercise or cashless exercise provision.